Restatement of Financial Statements	9 Months Ended
Sep. 30, 2013
Restatement Of Financial Statement [Abstract]
Restatement Of Financial Statement [Text Block]

NOTE 14.  Restatement of Financial Statements

The Company has determined that warrants and unit warrants issued during the three months ended September 30, 2013, could, in certain circumstances, require cash settlement and therefore should be classified as liabilities, as opposed to stockholders’ equity in the Company’s Original Report. In addition, the number of shares used to computebasic and diluted net loss per share for the nine months ended September 30, 2013, was miscalculated. As a result, the Company has restated its condensed consolidated financial statements as of and for the three and nine months ended September 30, 2013, to correct these accounting errors.

This restatement has resulted in certain adjustments to our financial statements which are described in detail below.

	September 30, 2013
	As Previously
	Reported	Adjustment		As Restated
Condensed Consolidated Balance Sheet Data:
Derivative liabilities	$2,236,080	$7,789,052	(1)	$10,025,132
Total liabilities	5,801,680	7,789,052		13,590,732
Preferred Stock	17,100,978	(327,245	)(2)	16,773,733
Additional paid-in capital	66,395,192	(7,634,836	)(3)	58,760,356
Accumulated deficit	(82,497,923)	173,029	(4)	(82,324,894)
Total stockholders’ equity (deficit)	5,930,248	(7,789,052)		(1,858,804)

	Three Months Ended September 30, 2013
	As Previously
	Reported	Adjustment		As Restated
Condensed Consolidated Statements of Operations Data:
Revenue	$389,547	$—		$389,547
Gross profit	196,733	—		196,733
Operating loss	(3,228,005)	—		(3,228,005)
Gain on revaluation of derivative liabilities, net	450,584	173,029	(4)	623,613
Total other income and (expenses)	(7,752,826)	173,029		(7,579,797)
Net loss	(10,981,361)	173,029		(10,808,332)
Accretion on Series 1 preferred stock associated with beneficial conversion feature	(702,970)	(195,653	)(5)	(898,623)
Net loss attributable to common stockholders	(12,224,201)	(22,624	)(6)	(12,246,825)
Net loss per share - basic and diluted	(4.34)	(0.01)		(4.35)

	Nine Months Ended September 30, 2013
	As Previously
	Reported	Adjustment		As Restated
Condensed Consolidated Statements of Operations Data:
Revenue	$814,282	$—		$814,282
Gross profit	479,100	—		479,100
Operating loss	(7,788,330)	—		(7,788,330)
(Loss) gain on revaluation of derivative liabilities, net	(27,896)	173,029	(4)	145,133
Total other income and (expenses)	(10,134,505)	173,029		(9,961,476)
Net loss	(17,926,026)	173,029		(17,752,997)
Accretion on Series 1 preferred stock associated with beneficial conversion feature	(702,970)	(195,653	)(5)	(898,623)
Net loss attributable to common stockholders	(22,074,717)	(22,624	)(6)	(22,097,341)
Net loss per share - basic and diluted	(31.11)	13.09	(7)	(18.02)
Shares used to compute net loss per share - basic and diluted	709,639	516,931	(8)	1,226,570

	Nine Months Ended September 30, 2013
	As Previously
	Reported	Adjustment		As Restated
Condensed Consolidated Statements of Cash Flows Data:
Net loss	(17,926,026)	173,029	(4)	(17,752,997)
Loss (gain) on revaluation of derivative liabilities, net	27,896	(173,029)		(145,133)
Net cash used in operating activities	(4,928,406)	—		(4,928,406)

(1)
Represents the warrant derivative liability as of September 30, 2013, related to warrants and unit warrants with cash settlement provisions issued during the three months ended September 30, 2013 (see Notes 8 and 9).

(2)
Represents the reduction in allocation of 2013 Private Placement proceeds to Series 1 Convertible Preferred Stock resulting from the correction of the allocation of proceeds to the warrants recorded as liabilities at their fair value (see Note 1).

(3)
Represents the warrant derivative liability on the date of issuance related to warrants and unit warrants with cash settlement provisions issued during the three months ended September 30, 2013, less the corrected allocation of 2013 Private Placement proceeds to Series 1 Convertible Preferred Stock resulting from an allocation of proceeds to the warrants recorded as liabilities at their fair value (see Notes 1, 8 and 9).

(4)	Represents the gain on revaluation of warrants and unit warrants between their issuance date and September 30, 2013 (see Notes 8 and 9).

(5)
Represents the increase in beneficial conversion feature (calculated as the number of potential conversion shares multiplied by the excess of the market price of the common stock on the issuance date over the price per conversion share) due to the reduction in allocation of 2013 Private Placement proceeds to Series 1 Convertible Preferred Stock resulting from the corrected allocation of proceeds to the warrants recorded as liabilities at their fair value (see Notes 1 and 6).

(6)
Represents the gain on revaluation of warrants and unit warrants between their issuance date and September 30, 2013, less the increase in beneficial conversion feature due to the reduction in allocation of 2013 Private Placement proceeds to Series 1 Convertible Preferred Stock (see Notes 1, 6, 8 and 9).

(7)	Represents the combined impact of adjustments in (6) above and (8) below.

(8)
Represents the adjustment to the weighted average shares outstanding used to compute basic and diluted net loss per share in the nine months ended September 30, 2013, for which, due to a spreadsheet error, the Company’s Original Report recorded the weighted average shares outstanding in the 21 months ended September 30, 2013.